Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	GENFIT S.A.
Entity Central Index Key	0001757064
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	38,888,379
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.25 per share
Trading Symbol	GNFT
Security Exchange Name	NASDAQ
Entity File Number	001-38844
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Parc Eurasanté
Entity Address, Address Line Two	885, avenue Eugène Avinée
Entity Address, City or Town	Loos
Entity Address, Country	FR
Entity Address, Postal Zip Code	59120
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Parc Eurasanté
Entity Address, Address Line Two	885, avenue Eugène Avinée
Entity Address, City or Town	Loos
Entity Address, Country	FR
Entity Address, Postal Zip Code	59120
Contact Personnel Name	Pascal Prigent
Country Region	33
City Area Code	3 20
Local Phone Number	16 4000
Contact Personnel Fax Number	33 (0)2 2016 4001